Long-Term Debt	12 Months Ended
Dec. 31, 2017
Long-Term Debt
Long-Term Debt

8.        Long-Term Debt

Long-term debt at December 31, 2017 and 2016 consists of the following:

	December 31,	December 31,
(in thousands)	2017	2016
Original notes - 7.625%	$421,772	$420,523
Add-on notes - 7.625%	224,338	225,743
Senior secured credit facility	38,944	43,917
Capital lease obligations	18,054	17,134
	703,108	707,317
Less: Current portion of long-term debt	(5,043)	(5,454)
Total long-term debt	$698,065	$701,863
(1)	The carrying value of the Original notes - 7.625% is net of unamortized deferred financing costs of $3.2 and $4.5 million as of December 31, 2017 and 2016, respectively.
(2)

The carrying value of the Add-on notes - 7.625% is net of unamortized deferred financing costs of $1.3 and $1.9 million as of December 31, 2017 and 2016, respectively, and includes unamortized bond premium of $5.7 and $7.6 million as of December 31, 2017 and 2016, respectively.

(3)	The carrying value of the Senior secured credit facility is net of unamortized deferred financing costs of $1.3 and $1.8 million as of December 31, 2017 and 2016, respectively.

Original Notes and Add-on Notes — 7.625%. On August 7, 2012, we issued $425.0 million in aggregate principal amount of 7.625% Second Lien Senior Secured Notes due 2020 (the “Original Notes”) under an indenture dated as of August 7, 2012 (the “2012 Indenture”).  On February 12, 2013, we issued $220.0 million in aggregate principal amount of 7.625% Second Lien Senior Secured Notes due 2020 (the “Add-on Notes”, and along with the Original Notes, the “2012 Notes”) as “additional notes” pursuant to the 2012 Indenture. The 2012 Notes mature on August 15, 2020.

The 2012 Indenture provides that the 2012 Notes are our second lien senior secured obligations and are fully and unconditionally guaranteed on a second lien senior secured basis by our existing and certain of our future 100%-owned domestic subsidiaries.

Interest on the 2012 Notes is payable, entirely in cash, semiannually, in arrears, on February 15 and August 15 of each year. We may redeem some or all of the 2012 Notes at the redemption prices set forth in the 2012 Indenture.  If we sell certain assets or undergo certain kinds of changes of control, we must offer to repurchase the 2012 Notes.

Our 2012 Notes are subject to certain debt covenants which are described below under the heading “2012 Indenture.”

Senior Secured Credit Facility. On November 24, 2015, we entered into a Third Amended and Restated Credit Agreement with Bank of America, N.A., as agent for the lenders, and the lenders party thereto (the “Third Amended Credit Agreement”), which amended our then-existing senior secured credit facility originally dated as of May 31, 2007 and amended and restated as of May 6, 2010 and as of July 31, 2012.  We refer to the third amended and restated senior secured credit facility as the “senior secured credit facility.” The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The Third Amended Credit Agreement extended the maturity date of the revolving loans to the earliest of (i) November 24, 2020 and (ii) 90 days prior to the maturity of the 2012 Notes, and reduced (i) the interest rate applicable to borrowings under the Third Amended Credit Agreement to a per annum rate, determined based on our usage of the credit facility as provided in the Third Amended Credit Agreement, ranging from 1.50% to 2.00% above the adjusted LIBOR rate used by the agent or, at our option, 0.50% to 1.00% above the Base Rate as defined in the Third Amended Credit Agreement and (ii) the unused line fee rate to 0.25%.  Our obligations under the Third Amended Credit Agreement are secured by a first priority security interest in substantially all of the assets of the Company, Parent, SS and RES, excluding a pledge of the Company’s and its subsidiaries’ stock, any joint ventures and certain other exceptions. Our obligations under the Third Amended Credit Agreement are unconditionally guaranteed by the Parent, SS and RES.

Our senior secured credit facility provides the aggregate amount we may borrow under revolving loans up to $235.0 million, subject to our borrowing base.

As of December 31, 2017, we had $122.6 million of availability under the senior secured credit facility based on a borrowing base of $167.7 million less borrowings of $40.2 million and after giving effect to $4.9 million used for letters of credit.

The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the administrative agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the administrative agent and the lenders and maintain insurance.

Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

•	incur indebtedness;
•	create or permit liens;
•	declare or pay dividends and certain other restricted payments;
•	consolidate, merge or recapitalize;
•	acquire or sell assets;
•	make certain investments, loans or other advances;
•	enter into transactions with affiliates;
•	change our line of business; and
•	enter into hedging transactions.

The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $20.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) to cash interest expense, as such terms are defined in the senior secured credit facility.

The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents.  Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds.  If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

At December 31, 2017, we had $40.2 million of borrowings outstanding of which $3.2 million was accruing interest at a a rate of 5.5% and $37.0 million was accruing interest at a rate of 3.5%.

We were in compliance with all financial debt covenants for all years presented.

2012 Indenture. Our 2012 Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by Surgical Services and RES, and are also similarly guaranteed by certain of our future 100%-owned domestic subsidiaries. The 2012 Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsubordinated indebtedness and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our senior secured credit facility and certain other obligations secured by a lien on assets, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2012 Indenture contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

•	incur additional indebtedness;
•	pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;
•	issue redeemable stock or preferred stock;
•	issue stock of subsidiaries;
•	make certain investments;
•	transfer or sell assets;
•	create liens on our assets to secure debt;
•	enter into transactions with affiliates; and
•	merge or consolidate with another company.

The 2012 Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2012 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the 2012 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2012 Indenture.

We were in compliance with all financial debt covenants for all years presented.

Maturities of Long-Term Debt. At December 31, 2017, maturities of long-term debt for each of our fiscal years ending December 31, 2018 to 2022 and thereafter, are estimated as follows:

(in thousands)
2018	$5,043
2019	3,637
2020	687,801
2021	1,879
2022	1,358
Thereafter	3,536
Total payments	703,254
Unamortized deferred financing costs	(5,831)
Unamortized bond premium	5,685
$703,108